Income Taxes - Components of Deferred Tax Assets And Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Intangible assets	$ 9,457		$ 10,100
Fixed assets	18,503		20,445
Bad debt allowance	5,332		4,471
NOL and foreign tax credit carryforwards	23,920		24,759
Accrued liabilities	9,106		8,317
Inventory valuation	716		763
Excess business interest expense	9,489		4,625
Equity based compensation	2,678		2,885
Transaction costs	777		1,364
Tower sale deferred gain	13,758
Tower sale financing obligation	4,198
Other	6,293		4,211
Subtotal	104,227		81,940
Less: valuation allowance	(25,348)		(70,279)
Total net deferred tax assets	78,879		11,661
Fixed assets	(963)		(915)
NRS contract asset	(4,914)
Withholding taxes on unrepatriated foreign earnings	(9,523)		(11,439)
Total deferred tax liabilities	(15,400)		(12,354)
Net deferred tax asset	63,479
Net deferred tax liability			(693)
Classified on the balance sheet as:
Deferred tax asset	73,216	$ 9,315	10,746
Deferred tax liability	$ (9,737)		$ (11,439)